Cover Page Cover Page	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	WABASH NATIONAL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10883
Entity Tax Identification Number	52-1375208
Entity Address, Address Line One	3900 McCarty Lane
Entity Address, City or Town	Lafayette
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47905
City Area Code	765
Local Phone Number	771-5310
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	WNC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000879526